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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2008



Check here if Amendment [ ]; Amendment Number:



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This Amendment (Check only one): [   ] is a restatement.

                                 [   ] adds new holdings entries.

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Institutional Investment Manager Filing this report:



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Name:    MFC Global Investment Management (U.S), LLC

Address: 101 Huntington Avenue

         Boston, MA 02199

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13F File Number: 28-03673



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



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Person signing this report on behalf of reporting manager:

Name:     Barry Evans

Title:    President

Phone:    (617)375-1500



Signature, Place, and Date of Signing:



/s/ Barry Evans                        Boston, MA                   August 12, 2008

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Signature                                  Place                    Date



Report Type (Check only One):          [ X ] 13F HOLDINGS REPORT

                                       [   ] 13F NOTICE

                                       [   ] 13F COMBINATION REPORT

List of other managers reporting for this manager: None

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of other included managers: 2



Form 13F information table entry total: 791



Form 13F information table value total: $12,901,516,493



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List of other included managers:

No. Form 13F File Number         Name

1   28-11519                     Manulife Financial Corporation

2   28-03983                     John Hancock Life Insurance Company

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